CUSTOMER ADVANCES	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
CUSTOMER ADVANCES

9.	CUSTOMER ADVANCES

	2026-03-31	2025-12-31
	$	$
Customer advances	1,173,574	1,154,191
Total	1,173,574	1,154,191

Customer advances represent advance payments received from customers for non-NaaS sales which have not been invoiced as of period end.